CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Call options (Details) - 12 months ended Dec. 31, 2019 - Call Option [Member] $ in Millions	CNY (¥)	USD ($)
Debt Instrument [Line Items]
Derivative Asset, Fair Value, Gross Asset | $		$ 30
Fair Value, Option, Changes in Fair Value, Gain (Loss)	¥ 84,891,634
Exchange Gain for Call Option	¥ 2,709,000